Financial instruments and risk management - Interest rate risk (Details)			12 Months Ended
	Nov. 03, 2021	Jul. 19, 2019 item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Apr. 18, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Mar. 31, 2021 USD ($)	Dec. 31, 2020 $ / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 Q / $	Dec. 31, 2019
Financial instruments and risk management
Spread on interest rate basis			0.25%
End of period exchange rate						3,428.26		18.0638	4,810.20		19.36	594.9700	7.8515	3,981.16		20.58	645.900	7.7285		19.9487	615.7800	7.8095
Fair value of financial instruments designated as hedging instruments																			$ 410,000,000
Net gain (loss) on cash flow hedges			$ 336,000	$ 957,000	[1]	$ (8,207,000)	[1]
Fair value
Financial instruments and risk management
Net gain (loss) on cash flow hedges			336,000	80,033,000		(88,031,000)
Fair value | Interest rate Cap
Financial instruments and risk management
Net gain (loss) on cash flow hedges			336,000	(128,000)		(34,000)
CEBUR (VOLARCB19)
Financial instruments and risk management
Decrease in caplets due to increase in interest hedging instruments			(121,000)	(2,000)
Increase in caplets due to decrease in interest hedging instruments			$ 121,000	$ 2,000
CEBUR (VOLARCB19) | Fair value
Financial instruments and risk management
Increase in rate			0.50%	0.01%
Decrease in rate			(0.50%)	(0.01%)
CEBUR (VOLARCB21L)
Financial instruments and risk management
Number of caplets	59
Increase in rate			0.50%	0.01%
Decrease in rate			(0.50%)	(0.01%)
Decrease in caplets due to increase in interest hedging instruments			$ (590,000)	$ (8,000)
Increase in caplets due to decrease in interest hedging instruments			590,000	8,000
CEBUR (VOLARCB21L) | Interest rate Cap
Financial instruments and risk management
Notional amount (in USD)									116,200,000	2,250,000,000				133,600,000	2,750,000,000
Fair value of financial instruments designated as hedging instruments									$ 1,585,000					$ 1,398,000
Net gain (loss) on cash flow hedges			109,000	365,000
Amortization of the intrinsic value			$ 161,000	$ 69,000		$ 78,000
28-day TIIE
Financial instruments and risk management
Spread on interest rate basis			2.50%	2.40%																			3.00%
Number of caplets | item		59
28-day TIIE | Maximum
Financial instruments and risk management
Spread on interest rate basis			10.00%

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.